Investment Portfolioas of June 30, 2022 (Unaudited)
DWS High Income Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 88.7%
Communication Services 13.8%
Altice France Holding SA:
144A, 6.0%, 2/15/2028 (b)	1,120,000	794,965
144A, 10.5%, 5/15/2027	2,790,000	2,341,201
Altice France SA:
144A, 5.125%, 1/15/2029	251,000	190,160
144A, 5.5%, 1/15/2028	2,400,000	1,934,064
144A, 8.125%, 2/1/2027	2,926,000	2,693,061
Audacy Capital Corp., 144A, 6.75%, 3/31/2029	835,000	444,638
CCO Holdings LLC:
144A, 5.0%, 2/1/2028	2,205,000	2,034,553
144A, 5.125%, 5/1/2027	5,715,000	5,393,531
144A, 5.375%, 6/1/2029	6,300,000	5,631,192
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	4,545,000	3,837,480
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027	975,000	720,815
144A, 6.0%, 6/15/2025	1,100,000	951,500
CSC Holdings LLC:
144A, 5.0%, 11/15/2031 (b)	1,195,000	805,475
144A, 5.75%, 1/15/2030	1,155,000	840,297
144A, 6.5%, 2/1/2029	2,845,000	2,569,405
Directv Financing LLC, 144A, 5.875%, 8/15/2027	1,980,000	1,689,079
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	1,950,000	1,528,488
144A, 5.75%, 12/1/2028	1,950,000	1,443,799
5.875%, 11/15/2024	1,389,000	1,170,232
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	2,195,000	1,865,750
144A, 6.0%, 1/15/2030 (b)	830,000	638,643
144A, 8.75%, 5/15/2030	1,000,000	1,010,990
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027	1,900,000	1,626,077
Iliad Holding SASU:
144A, 6.5%, 10/15/2026	2,525,000	2,272,424
144A, 7.0%, 10/15/2028	530,000	461,066
Lamar Media Corp., 4.875%, 1/15/2029	1,180,000	1,062,137
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029	1,350,000	1,127,250
144A, 6.75%, 10/15/2027	2,462,000	2,296,627
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	1,140,000	908,147
Radiate Holdco LLC, 144A, 6.5%, 9/15/2028	1,585,000	1,225,007
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026	1,730,000	1,543,558
144A, 5.5%, 7/1/2029	3,215,000	2,929,669
Sprint Capital Corp., 6.875%, 11/15/2028	1,505,000	1,582,538
Sprint Corp., 7.625%, 3/1/2026	6,120,000	6,448,194
Telecom Italia Capital SA, 6.375%, 11/15/2033	3,320,000	2,563,704

Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		350,000	287,875
144A, 6.25%, 1/15/2028 (b)		460,000	425,426
144A, 7.5%, 5/15/2025		1,500,000	1,485,705
144A, 7.5%, 9/15/2027		700,000	678,146
Videotron Ltd., 144A, 5.125%, 4/15/2027		730,000	679,382
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		699,000	553,957
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		4,855,000	4,340,613
Vodafone Group PLC, 7.0%, 4/4/2079		2,595,000	2,545,565
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	5,280,000	3,868,797
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	3,586,794
			85,027,976
Consumer Discretionary 16.0%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	481,000	455,506
Affinity Gaming, 144A, 6.875%, 12/15/2027		2,270,000	1,906,891
Arko Corp., 144A, 5.125%, 11/15/2029		910,000	689,350
Avis Budget Car Rental LLC, 144A, 5.375%, 3/1/2029 (b)		1,450,000	1,206,130
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		1,090,000	941,477
6.875%, 11/1/2035 (b)		1,500,000	1,218,750
144A, 9.375%, 7/1/2025		484,000	490,994
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		1,450,000	1,179,168
Boyd Gaming Corp., 4.75%, 12/1/2027		890,000	805,450
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029 (b)		3,150,000	2,449,125
144A, 6.25%, 7/1/2025		3,870,000	3,729,635
144A, 8.125%, 7/1/2027 (b)		6,380,000	6,164,675
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,515,000	1,816,534
144A, 6.0%, 5/1/2029		410,000	288,070
144A, 9.875%, 8/1/2027		2,040,000	1,989,000
REG S, 10.125%, 2/1/2026	EUR	900,000	931,601
144A, 10.5%, 2/1/2026		1,175,000	1,169,677
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,368,625
REG S, 4.375%, 5/15/2026	EUR	2,800,000	2,554,766
144A, 6.25%, 5/15/2026		725,000	697,813
144A, 6.75%, 5/15/2025		873,000	864,663
144A, 8.5%, 5/15/2027 (b)		750,000	724,856
Dana, Inc., 5.375%, 11/15/2027		805,000	697,523
Ford Motor Co., 4.346%, 12/8/2026 (b)		2,350,000	2,178,039
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		3,421,000	3,080,508
3.625%, 6/17/2031		3,670,000	2,844,250
4.95%, 5/28/2027 (b)		2,790,000	2,591,213
5.113%, 5/3/2029 (b)		1,825,000	1,636,065
5.125%, 6/16/2025		3,450,000	3,294,474
5.584%, 3/18/2024		1,400,000	1,393,000
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		550,000	419,808
144A, 5.0%, 6/1/2029		1,410,000	1,142,100
International Game Technology PLC, 144A, 4.125%, 4/15/2026		1,380,000	1,248,900
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		2,105,000	1,607,967
144A, 7.75%, 10/15/2025		1,470,000	1,361,367
M/I Homes, Inc., 4.95%, 2/1/2028		1,890,000	1,606,584

Macy's Retail Holdings LLC:
144A, 5.875%, 3/15/2030 (b)		100,000	83,904
144A, 6.125%, 3/15/2032		110,000	91,850
Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029		820,000	681,976
144A, 6.125%, 9/15/2025		1,422,000	1,407,218
Mattel, Inc., 144A, 3.375%, 4/1/2026		1,020,000	935,774
Meritage Homes Corp.:
144A, 3.875%, 4/15/2029		1,600,000	1,326,256
6.0%, 6/1/2025		1,200,000	1,170,302
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,420,000	1,157,300
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024 (b)		1,470,000	1,222,679
144A, 5.875%, 3/15/2026		1,775,000	1,393,180
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		720,000	523,800
Newell Brands, Inc., 5.75%, 4/1/2046		915,000	745,725
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027		950,000	997,120
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025		1,582,000	1,542,450
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,530,000	2,213,750
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		880,000	558,800
144A, 5.375%, 7/15/2027		480,000	348,898
144A, 5.5%, 8/31/2026		490,000	363,825
144A, 9.125%, 6/15/2023		3,300,000	3,263,568
144A, 10.875%, 6/1/2023		1,510,000	1,515,043
144A, 11.5%, 6/1/2025		412,000	423,330
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028		3,550,000	3,331,426
SRS Distribution, Inc.:
144A, 4.625%, 7/1/2028		850,000	743,750
144A, 6.0%, 12/1/2029		800,000	628,184
Staples, Inc., 144A, 7.5%, 4/15/2026		1,530,000	1,268,171
Travel & Leisure Co.:
144A, 4.5%, 12/1/2029		700,000	541,513
144A, 6.625%, 7/31/2026		1,860,000	1,763,522
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		2,300,000	2,140,587
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		1,440,000	1,438,229
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,910,000	1,426,918
144A, 7.0%, 2/15/2029 (b)		1,455,000	1,089,533
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		240,000	189,241
Wynn Macau Ltd., 144A, 5.625%, 8/26/2028		800,000	492,800
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		1,420,000	1,118,392
Yum Brands, Inc., 5.375%, 4/1/2032		1,500,000	1,383,900
ZF Europe Finance BV, REG S, 3.0%, 10/23/2029	EUR	300,000	228,809
			98,496,277
Consumer Staples 1.4%
Coty, Inc., 144A, 6.5%, 4/15/2026		2,200,000	2,028,268
Pilgrim's Pride Corp.:
144A, 4.25%, 4/15/2031		3,650,000	3,045,852
144A, 5.875%, 9/30/2027		3,305,000	3,164,538
			8,238,658

Energy 19.8%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	1,640,000	1,468,718
144A, 5.75%, 3/1/2027	1,985,000	1,846,050
144A, 5.75%, 1/15/2028	1,285,000	1,169,890
144A, 7.875%, 5/15/2026	895,000	894,007
Antero Resources Corp.:
144A, 5.375%, 3/1/2030	750,000	683,865
144A, 7.625%, 2/1/2029	2,073,000	2,108,801
144A, 8.375%, 7/15/2026	653,000	690,547
Apache Corp., 5.1%, 9/1/2040	870,000	734,611
Archrock Partners LP:
144A, 6.25%, 4/1/2028	3,250,000	2,877,225
144A, 6.875%, 4/1/2027	1,535,000	1,399,721
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	560,000	492,800
144A, 8.25%, 12/31/2028	1,090,000	1,038,080
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	1,090,000	917,915
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032	480,000	378,000
4.5%, 10/1/2029	4,590,000	4,097,493
Cheniere Energy, Inc., 4.625%, 10/15/2028	1,530,000	1,377,872
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	1,100,000	1,037,300
144A, 6.75%, 4/15/2029	4,960,000	4,796,469
CNX Resources Corp.:
144A, 6.0%, 1/15/2029 (b)	2,020,000	1,887,084
144A, 7.25%, 3/14/2027	1,511,000	1,480,327
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	2,190,000	1,918,987
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	520,000	447,200
144A, 6.75%, 3/1/2029	2,340,000	2,095,306
CQP Holdco LP, 144A, 5.5%, 6/15/2031	1,250,000	1,064,425
DCP Midstream Operating LP:
3.25%, 2/15/2032	780,000	611,816
5.125%, 5/15/2029	1,100,000	990,000
5.375%, 7/15/2025	7,657,000	7,446,432
5.625%, 7/15/2027	705,000	672,570
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,360,000	2,000,100
144A, 4.375%, 6/15/2031	460,000	385,250
Endeavor Energy Resources LP:
144A, 5.75%, 1/30/2028	3,575,000	3,405,724
144A, 6.625%, 7/15/2025	385,000	386,887
EQM Midstream Partners LP:
4.125%, 12/1/2026	1,450,000	1,252,437
144A, 4.5%, 1/15/2029	895,000	726,633
5.5%, 7/15/2028	760,000	656,162
144A, 6.0%, 7/1/2025	716,000	686,415
144A, 6.5%, 7/1/2027	1,100,000	1,022,781
7.5%, 6/1/2027	670,000	646,248
EQT Corp.:
144A, 3.125%, 5/15/2026	70,000	65,542
6.625%, 2/1/2025	1,490,000	1,532,808
Genesis Energy LP:
5.625%, 6/15/2024	110,000	103,042
7.75%, 2/1/2028	1,000,000	865,050

Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	2,455,000	2,305,812
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	1,540,000	1,289,696
144A, 5.125%, 6/15/2028	730,000	655,175
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	2,395,000	2,103,144
144A, 6.0%, 2/1/2031	1,655,000	1,423,300
144A, 6.25%, 11/1/2028	415,000	391,142
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/2027	720,000	620,283
MEG Energy Corp., 144A, 7.125%, 2/1/2027	1,760,000	1,772,461
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029	805,000	724,548
5.625%, 5/1/2027	855,000	837,900
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,575,000	1,388,961
144A, 7.375%, 5/15/2027	1,600,000	1,520,000
NuStar Logistics LP, 5.75%, 10/1/2025	1,215,000	1,136,025
Oasis Petroleum, Inc., 144A, 6.375%, 6/1/2026	520,000	481,000
Occidental Petroleum Corp.:
5.5%, 12/1/2025	2,065,000	2,034,025
5.55%, 3/15/2026	1,480,000	1,469,684
6.125%, 1/1/2031	3,925,000	3,977,693
6.45%, 9/15/2036	1,605,000	1,645,125
6.625%, 9/1/2030	3,400,000	3,502,000
8.0%, 7/15/2025	2,495,000	2,625,987
8.5%, 7/15/2027	1,450,000	1,595,609
8.875%, 7/15/2030	1,100,000	1,262,885
Parkland Corp., 144A, 5.875%, 7/15/2027	1,110,000	1,007,325
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	490,000	438,550
Range Resources Corp.:
144A, 4.75%, 2/15/2030 (b)	200,000	179,366
8.25%, 1/15/2029	3,685,000	3,756,904
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	1,100,000	1,099,527
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	440,000	400,387
SM Energy Co., 6.5%, 7/15/2028	1,200,000	1,103,646
Southwestern Energy Co.:
4.75%, 2/1/2032	1,080,000	922,887
5.375%, 2/1/2029	2,440,000	2,263,344
5.95%, 1/23/2025	537,000	530,497
7.75%, 10/1/2027 (b)	3,025,000	3,085,500
8.375%, 9/15/2028	770,000	811,387
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026 (b)	1,740,000	1,513,813
Sunoco LP:
4.5%, 5/15/2029	861,000	709,708
5.875%, 3/15/2028	550,000	501,466
6.0%, 4/15/2027	738,000	703,594
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	2,864,062	2,520,375
USA Compression Partners LP:
6.875%, 4/1/2026	2,037,000	1,853,059
6.875%, 9/1/2027	1,450,000	1,286,875
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029	350,000	306,154
144A, 4.125%, 8/15/2031	400,000	341,808
Weatherford International Ltd., 144A, 8.625%, 4/30/2030	1,400,000	1,161,701
Western Midstream Operating LP, 4.65%, 7/1/2026	530,000	499,525
		122,118,443

Financials 0.9%
Navient Corp.:
5.5%, 1/25/2023		2,909,000	2,883,576
6.125%, 3/25/2024		1,538,000	1,458,239
6.75%, 6/25/2025		1,525,000	1,375,916
			5,717,731
Health Care 7.7%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		3,360,000	3,016,387
AdaptHealth LLC:
144A, 4.625%, 8/1/2029		865,000	711,463
144A, 6.125%, 8/1/2028		1,175,000	1,039,311
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027 (b)		2,595,000	1,819,744
144A, 9.25%, 4/1/2026 (b)		3,105,000	2,220,075
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		1,885,000	1,774,407
Centene Corp., 4.625%, 12/15/2029		3,305,000	3,081,912
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		1,000,000	867,850
144A, 4.25%, 5/1/2028		1,985,000	1,783,146
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031 (b)		1,785,000	1,306,885
144A, 5.25%, 5/15/2030		1,360,000	1,033,464
144A, 5.625%, 3/15/2027		1,065,000	901,384
144A, 6.0%, 1/15/2029		960,000	795,283
144A, 6.125%, 4/1/2030 (b)		720,000	439,200
144A, 6.875%, 4/15/2029 (b)		2,175,000	1,402,875
Encompass Health Corp.:
4.5%, 2/1/2028 (b)		620,000	530,781
4.75%, 2/1/2030		1,521,000	1,274,659
IQVIA, Inc., 144A, 5.0%, 5/15/2027		1,055,000	998,135
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,200,000	1,028,184
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029 (b)		3,850,000	2,829,750
Organon & Co, 144A, 4.125%, 4/30/2028		4,000,000	3,540,000
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029		840,000	685,860
144A, 6.625%, 4/1/2030		690,000	630,294
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,760,000	1,642,890
Tenet Healthcare Corp.:
4.625%, 7/15/2024		323,000	309,993
144A, 4.875%, 1/1/2026		2,770,000	2,548,400
144A, 5.125%, 11/1/2027		2,260,000	2,034,000
144A, 6.125%, 6/15/2030		2,000,000	1,845,160
144A, 6.25%, 2/1/2027		1,200,000	1,104,498
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	1,250,000	1,221,530
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		2,700,000	2,658,609
			47,076,129
Industrials 12.1%
ADT Security Corp., 144A, 4.875%, 7/15/2032		750,000	597,015
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030		1,350,000	1,318,369
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028		2,195,000	1,797,287
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		4,235,000	3,891,054
144A, 5.75%, 4/20/2029		2,020,000	1,724,595
144A, 11.75%, 7/15/2025		1,900,000	1,966,310
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028		465,000	388,275

Bombardier, Inc.:
144A, 6.0%, 2/15/2028	3,250,000	2,435,550
144A, 7.5%, 3/15/2025	1,433,000	1,295,074
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032	1,300,000	989,521
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	1,460,000	1,331,432
Clean Harbors, Inc., 144A, 5.125%, 7/15/2029	1,250,000	1,134,375
Covanta Holding Corp., 144A, 4.875%, 12/1/2029	460,000	374,311
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (b)	816,000	646,660
144A, 7.0%, 5/1/2025	1,000,000	1,012,189
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	1,150,000	1,066,625
144A, 4.25%, 6/1/2025	540,000	509,609
144A, 5.125%, 12/15/2026	670,000	640,721
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	2,730,000	2,446,626
Hertz Corp., 144A, 4.625%, 12/1/2026	2,000,000	1,672,160
Howmet Aerospace, Inc., 6.875%, 5/1/2025	2,000,000	2,054,600
Imola Merger Corp., 144A, 4.75%, 5/15/2029	5,600,000	4,685,296
Masonite International Corp., 144A, 5.375%, 2/1/2028	1,061,000	960,205
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,920,000	1,886,976
Moog, Inc., 144A, 4.25%, 12/15/2027	2,260,000	1,958,267
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029	1,415,000	1,185,063
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	3,870,000	3,594,069
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027	980,000	807,275
144A, 5.75%, 4/15/2026	1,945,000	1,813,712
144A, 6.25%, 1/15/2028	2,005,000	1,677,374
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027	690,000	621,897
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	2,290,000	2,235,040
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	2,857,999	2,933,079
Summit Materials LLC, 144A, 5.25%, 1/15/2029	811,000	707,598
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/2028 (b)	430,000	385,925
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	3,681,000	3,281,851
TransDigm, Inc.:
4.625%, 1/15/2029	1,685,000	1,356,459
5.5%, 11/15/2027	1,700,000	1,442,246
144A, 6.25%, 3/15/2026	6,675,000	6,433,031
United Airlines, Inc., 144A, 4.375%, 4/15/2026	2,400,000	2,114,808
United Rentals North America, Inc.:
4.875%, 1/15/2028	2,015,000	1,905,142
5.25%, 1/15/2030	1,300,000	1,205,750
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025	540,000	538,828
144A, 7.25%, 6/15/2028	1,485,000	1,468,665
		74,490,914
Information Technology 1.5%
ams-OSRAM AG, 144A, 7.0%, 7/31/2025	790,000	753,451
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	900,000	861,804
Clarivate Science Holdings Corp.:
144A, 3.875%, 7/1/2028	1,470,000	1,228,197
144A, 4.875%, 7/1/2029 (b)	890,000	730,690
Minerva Merger Sub, Inc., 144A, 6.5%, 2/15/2030	1,140,000	948,013
NCR Corp.:
144A, 5.0%, 10/1/2028	1,100,000	932,686
144A, 5.125%, 4/15/2029	2,865,000	2,423,045
Playtika Holding Corp., 144A, 4.25%, 3/15/2029	1,560,000	1,287,000
		9,164,886

Materials 8.0%
Arconic Corp., 144A, 6.125%, 2/15/2028		3,720,000	3,473,662
Chemours Co.:
4.0%, 5/15/2026	EUR	3,300,000	3,060,538
5.375%, 5/15/2027 (b)		1,170,000	1,029,429
144A, 5.75%, 11/15/2028		4,365,000	3,719,984
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		1,810,000	1,560,825
144A, 5.375%, 2/1/2025		1,375,000	1,337,187
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029 (b)		458,000	404,185
144A, 4.875%, 3/1/2031 (b)		1,548,000	1,364,824
144A, 6.75%, 3/15/2026		2,600,000	2,580,500
Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/2029		240,000	225,511
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		250,000	201,115
Constellium SE:
144A, 3.75%, 4/15/2029 (b)		626,000	496,464
144A, 5.625%, 6/15/2028		889,000	795,426
144A, 5.875%, 2/15/2026		4,000,000	3,734,600
EverArc Escrow Sarl, 144A, 5.0%, 10/30/2029		1,390,000	1,169,984
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		2,960,000	2,726,160
144A, 6.875%, 10/15/2027		5,600,000	5,006,736
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,305,377
144A, 6.125%, 4/1/2029		2,005,000	1,626,145
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	934,463
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025 (b)		1,525,000	1,330,563
Novelis Corp.:
144A, 3.25%, 11/15/2026		1,500,000	1,267,912
144A, 4.75%, 1/30/2030		5,580,000	4,637,984
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,114,700
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		2,000,000	1,702,230
Tronox, Inc., 144A, 4.625%, 3/15/2029		3,175,000	2,553,017
			49,359,521
Real Estate 3.6%
ADLER Group SA, REG S, 3.25%, 8/5/2025	EUR	700,000	395,274
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,533,000	1,423,774
Iron Mountain Information Management Services, Inc., 144A, (REIT), 5.0%, 7/15/2032		600,000	484,268
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		900,000	764,937
144A, (REIT), 5.0%, 7/15/2028		1,045,000	925,543
144A, (REIT), 5.25%, 3/15/2028		2,200,000	1,974,918
144A, (REIT), 5.25%, 7/15/2030		1,495,000	1,299,745
iStar, Inc.:
(REIT), 4.25%, 8/1/2025		1,445,000	1,334,544
(REIT), 4.75%, 10/1/2024		2,385,000	2,245,110
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029		1,990,000	1,746,225
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		760,000	622,060
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030 (b)		610,000	421,998
VICI Properties LP:
144A, (REIT), 3.875%, 2/15/2029		1,375,000	1,182,599
144A, (REIT), 4.625%, 6/15/2025		3,319,000	3,157,199
144A, (REIT), 5.75%, 2/1/2027		4,500,000	4,270,050
			22,248,244

Utilities 3.9%
AmeriGas Partners LP:
5.5%, 5/20/2025	2,970,000	2,795,292
5.75%, 5/20/2027	1,445,000	1,322,178
Calpine Corp.:
144A, 4.5%, 2/15/2028	2,850,000	2,587,451
144A, 4.625%, 2/1/2029	400,000	332,908
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028	1,375,000	1,237,062
FirstEnergy Corp., 4.4%, 7/15/2027	1,345,000	1,268,644
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	4,753,000	4,546,720
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	2,190,000	1,716,938
144A, 5.25%, 6/15/2029	2,205,000	1,967,963
5.75%, 1/15/2028	3,000,000	2,726,790
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	1,290,000	1,122,300
PG&E Corp., 5.25%, 7/1/2030	1,150,000	946,082
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	1,900,000	1,589,597
		24,159,925
Total Corporate Bonds (Cost $618,142,388)		546,098,704

Loan Participations and Assignments 2.8%
Senior Loans (c)
Athenahealth, Inc.:
Delayed Draw Term Loan, 2/15/2029 (d)	144,927	133,878
Term Loan B, 2/15/2029 (d)	855,072	789,877
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8/21/2026 (d)	2,480,835	2,144,061
DirecTV Financing LLC, Term Loan, 1-month USD-LIBOR + 5.0%, 6.666%, 8/2/2027	4,011,459	3,704,763
Frontier Communications Corp., Term Loan B, 3-month USD-LIBOR + 3.75%, 6.063%, 5/1/2028	1,144,207	1,075,983
Gray Television, Inc., Term Loan B, 1-month USD-LIBOR + 2.5%, 3.562%, 2/7/2024	1,373,955	1,350,021
McAfee LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 5.145%, 3/1/2029	1,900,000	1,735,337
Naked Juice LLC, Term Loan, 1-month USD-LIBOR + 3.25%, 3-month USD-LIBOR + 3.25%, 4.875% - 5.404%, 1/24/2029	352,000	328,826
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 4.416%, 10/27/2028	1,890,500	1,813,301
Pacific Gas & Electric Co., Term Loan, 1-month USD-LIBOR + 3.0%, 4.688%, 6/23/2025	1,989,848	1,882,645
Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.25%, 3-month USD- LIBOR + 2.25%, 3.916% - 4.50%, 3/10/2028	2,350,000	2,244,250
Total Loan Participations and Assignments (Cost $18,439,319)		17,202,942

	Shares	Value ($)

Exchange-Traded Funds 1.5%
iShares iBoxx High Yield Corporate Bond ETF	60,000	4,416,600
SPDR Bloomberg High Yield Bond ETF (b)	51,000	4,626,210
Total Exchange-Traded Funds (Cost $10,277,886)		9,042,810

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	1,950	5,362

Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $1,482,531)	6,700	564,958

Securities Lending Collateral 7.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (f) (g) (Cost $45,621,415)	45,621,415	45,621,415

Cash Equivalents 6.5%
DWS Central Cash Management Government Fund, 1.36% (f) (Cost $40,318,969)	40,318,969	40,318,969

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $734,282,508)	107.0	658,855,160
Other Assets and Liabilities, Net	(7.0)	(42,838,324)
Net Assets	100.0	616,016,836
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 7.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (f) (g)
45,453,258	168,157 (h)	—	—	—	128,746	—	45,621,415	45,621,415
Cash Equivalents 6.5%
DWS Central Cash Management Government Fund, 1.36% (f)
27,604,697	203,082,160	190,367,888	—	—	66,340	—	40,318,969	40,318,969
73,057,955	203,250,317	190,367,888	—	—	195,086	—	85,940,384	85,940,384

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $43,345,635, which is 7.0% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	All or a portion of the security represents unsettled loan commitments at June 30, 2022 where the rate will be determined at the time of settlement.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt

LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
At June 30, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	14,856,839	USD	15,752,540	7/29/2022	152,667	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$546,098,704	$—	$546,098,704
Loan Participations and Assignments	—	17,202,942	—	17,202,942
Exchange-Traded Funds	9,042,810	—	—	9,042,810
Common Stocks	5,362	—	—	5,362
Warrants	—	—	564,958	564,958
Short-Term Investments (a)	85,940,384	—	—	85,940,384
Derivatives (b)
Forward Foreign Currency Contracts	—	152,667	—	152,667
Total	$94,988,556	$563,454,313	$564,958	$659,007,827

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ 152,667

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHIF-PH3
R-080548-1 (1/23)